Supplement dated March 26, 2026 to the Prospectus and Statement of Additional Information (“SAI”) each dated March 17, 2026

Effective immediately, Jay Peroni no longer serves as a portfolio manager of the FIS Tactical Equity ETF. Any references to his role as a portfolio manager should be disregarded.

This Supplement dated March 26, 2026, provides relevant information for all shareholders and should be retained for future reference. The Fund's Prospectus and SAI have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 833-833-1311.